CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of profit or loss and other comprehensive income [abstract]
Revenue (Note 17)	$ 11,611	$ 8,627
Cost of sales (Note 19)	8,877	6,134
(Gain) Loss on commodity-related derivative financial instruments (Note 24)	(28)	127
Share of profit from equity accounted investees (Note 10)	361	281
Gross profit	3,123	2,647
General and administrative	399	306
Other expense (income)	129	(248)
Gain on Pembina Gas Infrastructure Transaction (Note 9)	(1,110)	0
Impairment expense	0	474
Results from operating activities	3,705	2,115
Net finance costs (Note 18)	486	450
Earnings before income tax	3,219	1,665
Current tax expense (Note 11)	227	286
Deferred tax expense (Note 11)	21	137
Income tax expense (Note 11)	248	423
Earnings	2,971	1,242
Other comprehensive income (loss), net of tax (Note 23 & 24)
Exchange gain (loss) on translation of foreign operations	295	(18)
Impact of hedging activities	3	10
Re-measurement of defined benefit asset or liability (Note 21)	15	34
Total comprehensive income attributable to shareholders	3,284	1,268
Earnings attributable to common shareholders, net of preferred share dividends (Note 20)	$ 2,842	$ 1,098
Earnings (loss) per common share - basic (in CAD per share)	$ 5.14	$ 2.00
Earnings (loss) per common share - diluted (in CAD per share)	$ 5.12	$ 1.99
Weighted average number of common shares (millions)
Basic (in shares)	553	550
Diluted (in shares)	554	551